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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                         Pioneer Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High Income Municipal Fund

 Schedule of Investments 5/30/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 MUNICIPAL BONDS - 98.6%

 Arizona - 2.8%

 40,000

 BBB/NR

 San Luis Facility Development Corp., 7.5%, 5/1/21

 $

 39,615

 4,285,000

 BBB/NR

 San Luis Facility Development Corp., 8.375%, 5/1/27

 4,205,899

 4,860,000

 NR/NR

 The Industrial Development Authority of the County of Pima, 5.5%, 7/1/26

 4,569,372

 1,000,000

 NR/NR

 The Industrial Development Authority of the County of Pima, 7.0%, 5/1/34

 1,009,880

 3,000,000

 NR/NR

 The Industrial Development Authority of the County of Pima, 7.25%, 5/1/44

 3,029,280

 750,000

 NR/NR

 The Industrial Development Authority of the County of Pima, 8.5%, 7/1/39

 833,858

 $

 13,687,904

 California - 10.4%

 3,880,000

 B-/NR

 California County Tobacco Securitization Agency, 5.25%, 6/1/45

 $

 3,102,642

 6,655,000

 NR/B2

 California County Tobacco Securitization Agency, 5.25%, 6/1/45

 5,357,674

 5,300,000

 NR/B2

 California County Tobacco Securitization Agency, 5.7%, 6/1/46

 4,372,659

 6,300,000

 BB/NR

 California Municipal Finance Authority, 6.0%, 7/1/42

 6,437,088

 3,230,000

 BB/NR

 California School Finance Authority, 7.125%, 10/1/48

 3,401,868

 3,000,000

 BB+/NR

 California School Finance Authority, 7.375%, 10/1/43

 3,299,130

 1,560,000

 NR/NR

 California Statewide Communities Development Authority, 6.125%, 11/1/33

 1,697,826

 4,030,000

 NR/NR

 California Statewide Communities Development Authority, 6.375%, 11/1/43

 4,418,250

 2,000,000

 NR/NR

 California Statewide Communities Development Authority, 7.5%, 6/1/42

 2,204,980

 315,559

 NR/NR

 California Statewide Communities Development Authority, 9.0%, 12/1/38 (c)

 3

 9,000,000

 B/B3

 Golden State Tobacco Securitization Corp., 4.5%, 6/1/27

 8,179,560

 4,000,000

 AA/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/38 (d)

 795,560

 3,925,000

 AA/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/39 (d)

 721,690

 2,500,000

 AA/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/41 (d)

 566,150

 1,925,000

 AA/Aa3

 Pittsburg Unified School District, 0.0%, 9/1/42 (d)

 412,027

 8,000,000

 BB+/B2

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 6,569,520

 $

 51,536,627

 Colorado - 4.4%

 2,000,000

 B+/NR

 Colorado Educational & Cultural Facilities Authority, 8.0%, 9/1/43

 $

 2,038,820

 5,000,000

 B+/NR

 Colorado Educational & Cultural Facilities Authority, 8.125%, 9/1/48

 5,104,750

 29,000,000

 BBB/Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/40 (d)

 7,312,350

 1,500,000

 BBB/Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/41 (d)

 356,040

 8,000,000

 NR/NR

 Kremmling Memorial Hospital District, 7.125%, 12/1/45

 6,784,640

 $

 21,596,600

 District of Columbia - 1.5%

 3,500,000

 BBB-/NR

 District of Columbia, 5.0%, 10/1/45

 $

 3,488,765

 4,000,000

 BBB+/Baa1

 Metropolitan Washington Airports Authority, 5.0%, 10/1/53

 4,173,400

 $

 7,662,165

 Florida - 4.1%

 5,000,000

 NR/NR

 Alachua County Health Facilities Authority, 8.125%, 11/15/46

 $

 5,755,300

 2,510,000

 NR/NR

 Capital Trust Agency, Inc., 7.375%, 1/1/48

 2,486,657

 11,000,000

 NR/B1

 Capital Trust Agency, Inc., 7.75%, 1/1/41

 11,343,200

 1,820,000

 NR/NR

 County of Liberty Florida, 8.25%, 7/1/28 (c)

 911,602

 $

 20,496,759

 Hawaii - 0.2%

 1,000,000

 NR/NR

 State of Hawaii Department of Budget & Finance, 9.0%, 11/15/44

 $

 1,171,290

 Illinois - 5.0%

 2,634,795

 NR/NR

 Illinois Finance Authority, 0.0%, 11/15/52 (d)

 $

 51,352

 526,959

 NR/NR

 Illinois Finance Authority, 0.0%, 11/15/52 (d)

 142,268

 526,959

 NR/NR

 Illinois Finance Authority, 0.0%, 11/15/52 (d)

 89,572

 485,000

 NR/NR

 Illinois Finance Authority, 7.0%, 11/15/17

 470,004

 710,000

 NR/NR

 Illinois Finance Authority, 7.0%, 11/15/27

 641,826

 3,085,000

 NR/NR

 Illinois Finance Authority, 7.625%, 5/15/25

 3,123,347

 1,750,000

 NR/NR

 Illinois Finance Authority, 8.0%, 5/15/30

 1,198,750

 3,295,000

 NR/NR

 Illinois Finance Authority, 8.0%, 5/15/40

 3,287,652

 4,085,000

 BB/NR

 Illinois Finance Authority, 8.25%, 5/15/45

 2,798,225

 4,213,653

 4.00

 NR/NR

 Illinois Finance Authority, Floating Rate Note, 11/15/52

 2,731,121

 2,735,000

 NR/NR

 Southwestern Illinois Development Authority, 5.625%, 11/1/26

 2,200,171

 680,000

 NR/NR

 Southwestern Illinois Development Authority, 6.2%, 6/1/17

 706,017

 7,020,000

 NR/NR

 Southwestern Illinois Development Authority, 6.625%, 6/1/37

 7,009,681

 $

 24,449,986

 Indiana - 4.0%

 1,750,000

 NR/NR

 City of Carmel Indiana, 7.0%, 11/15/32

 $

 1,864,100

 2,000,000

 NR/NR

 City of Carmel Indiana, 7.125%, 11/15/42

 2,121,220

 2,000,000

 NR/NR

 City of Carmel Indiana, 7.125%, 11/15/47

 2,115,420

 3,500,000

 NR/NR

 City of Crown Point Indiana, 8.0%, 11/15/39

 3,904,180

 3,000,000

 NR/NR

 City of Gary Indiana, 2.5%, 5/1/15

 3,002,010

 2,340,000

 NR/NR

 Vigo County Hospital Authority, 5.8%, 9/1/47 (144A)

 2,323,994

 4,000,000

 BB/NR

 Vigo County Hospital Authority, 8.0%, 9/1/41

 4,555,040

 $

 19,885,964

 Iowa - 1.2%

 775,200

 NR/NR

 Iowa Finance Authority, 2.0%, 5/15/56

 $

 8

 4,132,500

 2.70

 NR/NR

 Iowa Finance Authority, Floating Rate Note, 11/15/46

 2,763,237

 3,580,000

 B+/B2

 Iowa Tobacco Settlement Authority, 5.625%, 6/1/46

 3,067,416

 $

 5,830,661

 Louisiana - 1.0%

 5,800,000

 NR/NR

 Tensas Parish Law Enforcement District, 0.0%, 10/1/26 (c)(d)

 $

 4,732,974

 Maryland - 0.2%

 1,000,000

 NR/NR

 Maryland Health & Higher Educational Facilities Authority, 6.75%, 7/1/44

 $

 1,050,090

 Massachusetts - 1.2%

 1,116,746

 NR/NR

 Massachusetts Development Finance Agency, 0.0%, 11/15/56 (d)

 $

 5,025

 1,235,770

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/26

 1,118,545

 2,224,798

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 11/15/39

 1,860,510

 2,000,000

 NR/NR

 Massachusetts Development Finance Agency, 6.75%, 10/15/37

 2,074,960

 870,000

 NR/NR

 Massachusetts Development Finance Agency, 7.625%, 10/15/37

 965,987

 3,500,000

 NR/NR

 Massachusetts Health & Educational Facilities Authority, 0.0%, 1/15/38 (c)(d)

 9,450

 $

 6,034,477

 Michigan - 7.1%

 5,485,000

 BBB-/NR

 Flint International Academy, 5.75%, 10/1/37

 $

 5,520,817

 4,460,000

 NR/NR

 Michigan Public Educational Facilities Authority, 5.875%, 6/1/37

 4,454,425

 260,000

 BB/NR

 Michigan Public Educational Facilities Authority, 7.25%, 4/1/20

 278,743

 2,020,000

 BB/NR

 Michigan Public Educational Facilities Authority, 8.0%, 4/1/40

 2,177,116

 3,175,000

 NR/NR

 Michigan Strategic Fund, 7.25%, 1/1/39

 3,303,619

 4,000,000

 6.62

 NR/NR

 Michigan Strategic Fund, Floating Rate Note, 11/1/41

 4,103,680

 7,135,000

 6.75

 A/A2

 Michigan Strategic Fund, Floating Rate Note, 3/1/40

 7,731,843

 3,000,000

 B-/NR

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/34

 2,521,260

 5,050,000

 NR/B2

 Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42

 4,841,788

 $

 34,933,291

 Minnesota - 1.4%

 5,000,000

 NR/NR

 Bloomington Port Authority, 9.0%, 12/1/35

 $

 5,366,400

 1,500,000

 NR/NR

 City of Brooklyn Park Minnesota, 9.25%, 3/1/39

 1,665,465

 $

 7,031,865

 Missouri - 1.9%

 5,920,000

 BB/NR

 Community Memorial Hospital District, 6.68%, 12/1/34

 $

 6,034,256

 2,500,000

 NR/NR

 Kirkwood Industrial Development Authority, 8.25%, 5/15/45

 2,861,550

 500,000

 NR/Ca

 St. Louis Industrial Development Authority, 7.2%, 12/15/28

 172,500

 1,365,000

 NR/Ca

 St. Louis Industrial Development Authority, 7.25%, 12/15/35

 470,925

 $

 9,539,231

 New Jersey - 3.6%

 6,000,000

 NR/NR

 New Jersey Economic Development Authority, 6.625%, 1/1/37

 $

 6,107,220

 4,500,000

 BB+/Ba1

 New Jersey Health Care Facilities Financing Authority, 6.25%, 7/1/35

 4,793,265

 8,885,000

 B-/B2

 Tobacco Settlement Financing Corp. New Jersey, 5.0%, 6/1/41

 6,974,192

 $

 17,874,677

 New Mexico - 0.9%

 5,115,000

 NR/NR

 County of Otero New Mexico, 6.0%, 4/1/28

 $

 4,240,284

 New York - 4.4%

 2,000,000

 BB/Ba2

 Onondaga Civic Development Corp., 5.0%, 7/1/42

 $

 1,944,060

 1,000,000

 BB/Ba2

 Onondaga Civic Development Corp., 5.125%, 7/1/31

 1,023,530

 5,000,000

 NR/NR

 Suffolk Tobacco Asset Securitization Corp., 6/1/44

 4,790,200

 10,000,000

 NR/NR

 The Erie County Industrial Development Agency, 0.0%, 10/1/30 (c)(d)

 4,200,700

 8,000,000

 NR/NR

 The Erie County Industrial Development Agency, 0.0%, 10/1/30 (c)(d)

 3,360,560

 1,795,000

 NR/NR

 The Erie County Industrial Development Agency, 0.0%, 10/1/30 (c)(d)

 754,026

 7,050,000

 B-/NR

 TSASC, Inc. New York, 5.125%, 6/1/42

 5,846,565

 $

 21,919,641

 Ohio - 2.7%

 8,555,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 6.0%, 6/1/42

 $

 7,113,311

 1,150,000

 BB+/Ba2

 County of Muskingum Ohio, 5.0%, 2/15/33

 1,153,140

 5,000,000

 BB+/Ba2

 County of Muskingum Ohio, 5.0%, 2/15/48

 4,868,300

 $

 13,134,751

 Pennsylvania - 4.8%

 2,005,000

 B-/NR

 Pennsylvania Economic Development Financing Authority, 7.5%, 5/1/20

 $

 2,337,068

 8,445,000

 B-/NR

 Pennsylvania Economic Development Financing Authority, 8.0%, 5/1/29

 9,989,675

 4,900,000

 BB/NR

 Philadelphia Authority for Industrial Development, 5.75%, 6/15/42

 4,639,418

 1,000,000

 BB-/NR

 Philadelphia Authority for Industrial Development, 6.5%, 6/15/33 (144A)

 1,017,910

 1,500,000

 NR/NR

 Philadelphia Authority for Industrial Development, 8.2%, 12/1/43

 1,578,990

 4,000,000

 NR/NR

 Pottsville Hospital Authority Pennsylvania, 6.5%, 7/1/28

 4,029,080

 $

 23,592,141

 Puerto Rico - 2.0%

 11,000,000

 BB+/Ba2

 Commonwealth of Puerto Rico, 8.0%, 7/1/35

 $

 9,817,280

 Rhode Island - 0.3%

 2,065,000

 NR/NR

 Central Falls Detention Facility Corp., 7.25%, 7/15/35

 $

 1,530,764

 Texas - 17.2%

 5,500,000

 BB/NR

 Arlington Higher Education Finance Corp., 7.125%, 3/1/44

 $

 5,648,775

 2,000,000

 B/B2

 City of Houston Texas Airport System Revenue, 5.0%, 7/1/29

 2,022,980

 234,442

 NR/NR

 Gulf Coast Industrial Development Authority, 0.0%, 12/1/36 (c)(d)

 2

 345,000

 NR/NR

 HFDC of Central Texas, Inc., 6.375%, 11/15/19 (c)

 215,618

 1,600,000

 NR/NR

 HFDC of Central Texas, Inc., 7.75%, 11/15/29 (c)

 999,968

 6,825,000

 NR/NR

 HFDC of Central Texas, Inc., 7.75%, 11/15/44 (c)

 4,265,488

 4,000,000

 BBB/NR

 Houston Higher Education Finance Corp., 5.0%, 2/15/42

 4,187,160

 24,000,000

 NR/NR

 Jefferson County Industrial Development Corp. Texas, 8.25%, 7/1/32

 23,640,000

 1,455,000

 BB/NR

 Kinney County Public Facilities Corp., 7.0%, 11/1/25

 1,399,070

 17,000,000

 NR/NR

 Sanger Industrial Development Corp., 8.0%, 7/1/38

 18,110,100

 1,775,000

 BB/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/28

 1,571,656

 2,250,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/29

 2,222,438

 120,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/34

 139,585

 5,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/39

 4,938,850

 6,350,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/44

 7,368,984

 5,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44

 4,371,850

 1,000,000

 NR/NR

 Texas Midwest Public Facility Corp., 0.0%, 10/1/30 (c)(d)

 421,730

 3,000,000

 AAA/Aaa

 Texas Transportation Commission State Highway Fund, 5.0%, 4/1/33

 3,493,770

 $

 85,018,024

 Utah - 1.9%

 1,450,000

 NR/NR

 Utah State Charter School Finance Authority, 7.25%, 5/15/21

 $

 1,566,348

 1,985,000

 NR/NR

 Utah State Charter School Finance Authority, 8.125%, 5/15/31

 2,161,447

 5,145,000

 NR/NR

 Utah State Charter School Finance Authority, 8.5%, 5/15/41

 5,707,348

 $

 9,435,143

 Virginia - 0.3%

 2,405,000

 B-/B3

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 $

 1,709,306

 Washington - 2.9%

 5,500,000

 NR/NR

 Washington State Housing Finance Commission, 5.625%, 1/1/27

 $

 5,419,370

 9,160,000

 NR/NR

 Washington State Housing Finance Commission, 5.625%, 1/1/38

 8,807,065

 $

 14,226,435

 West Virginia - 7.1%

 25,000,000

 NR/NR

 City of Philippi West Virginia, 7.75%, 10/1/44

 $

 24,880,250

 9,885,000

 NR/NR

 West Virginia Hospital Finance Authority, 9.125%, 10/1/41

 10,084,578

 $

 34,964,828

 Wisconsin - 4.0%

 1,590,000

 BBB-/NR

 Public Finance Authority, 5.625%, 7/1/44

 $

 1,597,807

 2,815,000

 NR/NR

 Public Finance Authority, 6.2%, 10/1/42

 2,882,729

 5,057,500

 NR/NR

 Public Finance Authority, 7.0%, 10/1/42

 4,876,189

 5,325,000

 NR/NR

 Public Finance Authority, 8.25%, 6/1/46

 6,201,868

 3,970,000

 NR/NR

 Public Finance Authority, 8.375%, 6/1/20

 3,982,267

 $

 19,540,860

 TOTAL MUNICIPAL BONDS

 (Cost $483,095,684)

 $

 486,644,018

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.1%

 1,175,000

 0.00

 NR/NR

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 275,984

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 $

 275,984

 (Cost $1,172,441)

 TOTAL INVESTMENT IN SECURITIES - 98.6%

 (Cost $484,268,125) (a)

 $

 486,920,002

 OTHER ASSETS & LIABILITIES - 1.4%

 $

 6,669,634

 TOTAL NET ASSETS - 100.0%

 $

 493,589,636

 (e)

 Security is in default and is non-income producing.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 30, 2014, the value of these securities amounted to $3,617,888 or 0.7% of total net assets.

 (a)

 At May 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $484,268,125 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 30,306,030

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (27,654,153)

 Net unrealized appreciation

 $

 2,651,877

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 .

 (d)

 Security issued with a zero coupon.  Income is earned through accretion of discount.

 (e)

 The concentration of investments by type of obligation/market sector is as follows:

 Revenue Bonds:

 Health

 29.5%

 Pollution Control Revenue

 16.6%

 Education

 19.5%

 Various Revenues

 10.9%

 Special Revenues

 13.8%

 Transportation

 6.6%

 Housing

 0.5%

 Insured

 0.5%

 General Obligation

 2.1%

 100.0%

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
-

$
486,644,018

$
-

$
486,644,018

 Municipal Collateralized Debt Obligation

-

275,984

-

275,984

 Total

$
-

$
486,920,002

$
-

$
486,920,002

 During the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Pioneer Global Equity Fund

 Schedule of Investments 5/30/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.8%

 Energy - 10.6%

 Oil & Gas Equipment & Services - 2.0%

 46,826

 Halliburton Co.

 $

 3,026,833

 Integrated Oil & Gas - 3.5%

 12,256

 Exxon Mobil Corp.

 $

 1,232,096

 73,230

 Royal Dutch Shell Plc

 2,881,575

 16,380

 Total SA

 1,150,503

 $

 5,264,174

 Oil & Gas Exploration & Production - 4.4%

 39,479

 Cabot Oil & Gas Corp.

 $

 1,430,719

 28,629

 EOG Resources, Inc.

 3,028,948

 6,100

 Pioneer Natural Resources Co.

 1,281,976

 22,388

 Southwestern Energy Co. *

 1,017,982

 $

 6,759,625

 Oil & Gas Storage & Transportation - 0.7%

 47,912

 Avance Gas Holding, Ltd.

 $

 1,034,418

 Total Energy

 $

 16,085,050

 Materials - 4.8%

 Commodity Chemicals - 1.9%

 29,900

 LyondellBasell Industries NV

 $

 2,977,143

 Fertilizers & Agricultural Chemicals - 1.4%

 7,145

 Monsanto Co.

 $

 870,618

 3,170

 Syngenta AG

 1,221,281

 $

 2,091,899

 Specialty Chemicals - 1.2%

 22,067

 Croda International Plc

 $

 974,812

 9,600

 WR Grace & Co. *

 883,968

 $

 1,858,780

 Steel - 0.3%

 109,140

 Fortescue Metals Group, Ltd.

 $

 447,153

 Total Materials

 $

 7,374,975

 Capital Goods - 7.9%

 Aerospace & Defense - 1.1%

 14,299

 United Technologies Corp.

 $

 1,661,830

 Electrical Components & Equipment - 2.3%

 29,755

 Eaton Corp. Plc

 $

 2,192,646

 207,000

 Hitachi, Ltd.

 1,401,423

 $

 3,594,069

 Heavy Electrical Equipment - 0.6%

 21,646

 Alstom SA

 $

 858,372

 Construction & Farm Machinery & Heavy Trucks - 1.4%

 6,732,000

 Nam Cheong, Ltd.

 $

 2,094,933

 Industrial Machinery - 2.5%

 30,505

 Ingersoll-Rand Plc

 $

 1,824,809

 9,061

 Parker Hannifin Corp.

 1,134,709

 369,000

 Sarine Technologies, Ltd.

 797,454

 $

 3,756,972

 Total Capital Goods

 $

 11,966,176

 Commercial Services & Supplies - 1.1%

 Human Resource & Employment Services - 1.1%

 15,245

 Towers Watson & Co.

 $

 1,715,215

 Total Commercial Services & Supplies

 $

 1,715,215

 Transportation - 3.0%

 Airlines - 3.0%

 113,198

 American Airlines Group, Inc.

 $

 4,546,032

 Total Transportation

 $

 4,546,032

 Automobiles & Components - 5.2%

 Tires & Rubber - 1.0%

 41,200

 Bridgestone Corp.

 $

 1,495,714

 Automobile Manufacturers - 4.2%

 17,829

 Daimler AG

 $

 1,694,860

 174,000

 Mazda Motor Corp.

 758,564

 905,101

 Tata Motors, Ltd.

 3,951,690

 $

 6,405,114

 Total Automobiles & Components

 $

 7,900,828

 Consumer Durables & Apparel - 2.4%

 Homebuilding - 0.5%

 53,400

 West Holdings Corp.

 $

 821,817

 Leisure Products - 0.5%

 41,400

 Sega Sammy Holdings, Inc.

 $

 799,805

 Apparel, Accessories & Luxury Goods - 1.2%

 4,313

 Christian Dior SA

 $

 904,331

 267,600

 Samsonite International SA

 841,409

 $

 1,745,740

 Textiles - 0.2%

 260,000

 Pacific Textiles Holdings, Ltd.

 $

 318,633

 Total Consumer Durables & Apparel

 $

 3,685,995

 Consumer Services - 2.6%

 Casinos & Gaming - 0.7%

 27,450

 Grand Korea Leisure Co., Ltd.

 $

 1,108,276

 Hotels, Resorts & Cruise Lines - 0.8%

 20,158

 Marriott International, Inc.

 $

 1,242,136

 Restaurants - 1.1%

 168,309

 Domino's Pizza Group Plc

 $

 1,588,911

 Total Consumer Services

 $

 3,939,323

 Media - 1.2%

 Broadcasting - 0.5%

 12,968

 CBS Corp. (Class B)

 $

 773,022

 Movies & Entertainment - 0.7%

 12,541

 Viacom, Inc. (Class B)

 $

 1,070,124

 Total Media

 $

 1,843,146

 Retailing - 1.5%

 Department Stores - 0.8%

 20,570

 Macy's, Inc.

 $

 1,231,937

 Apparel Retail - 0.7%

 15,061

 Ross Stores, Inc.

 $

 1,030,925

 Total Retailing

 $

 2,262,862

 Food & Staples Retailing - 3.5%

 Drug Retail - 3.5%

 38,744

 CVS Caremark Corp.

 $

 3,034,430

 32,188

 Walgreen Co.

 2,314,639

 $

 5,349,069

 Total Food & Staples Retailing

 $

 5,349,069

 Food, Beverage & Tobacco - 1.8%

 Brewers - 0.9%

 21,977

 Molson Coors Brewing Co. (Class B)

 $

 1,444,548

 Soft Drinks - 0.8%

 26,915

 Coca-Cola Enterprises, Inc.

 $

 1,228,401

 Packaged Foods & Meats - 0.1%

 1,000

 Keurig Green Mountain, Inc.

 $

 112,780

 Total Food, Beverage & Tobacco

 $

 2,785,729

 Household & Personal Products - 1.0%

 Personal Products - 1.0%

 20,650

 Nu Skin Enterprises, Inc.

 $

 1,524,796

 Total Household & Personal Products

 $

 1,524,796

 Health Care Equipment & Services - 3.5%

 Health Care Equipment - 0.5%

 9,079

 Edwards Lifesciences Corp. *

 $

 737,215

 Health Care Distributors - 1.8%

 38,909

 Cardinal Health, Inc.

 $

 2,748,143

 Health Care Services - 1.2%

 26,366

 Express Scripts Holding Co. *

 $

 1,884,378

 Total Health Care Equipment & Services

 $

 5,369,736

 Pharmaceuticals, Biotechnology & Life Sciences - 11.6%

 Biotechnology - 0.9%

 100,951

 Abcam Plc

 $

 652,077

 22,093

 NPS Pharmaceuticals, Inc. *

 687,755

 $

 1,339,832

 Pharmaceuticals - 10.2%

 5,504

 Allergan, Inc.

 $

 921,700

 6,367

 Jazz Pharmaceuticals Plc *

 903,223

 18,759

 Johnson & Johnson

 1,903,288

 26,752

 Merck & Co., Inc.

 1,547,871

 38,130

 Novartis AG

 3,428,374

 88,395

 Pfizer, Inc.

 2,619,144

 7,249

 Roche Holding AG

 2,140,157

 11,980

 Salix Pharmaceuticals, Ltd. *

 1,366,678

 5,958

 Valeant Pharmaceuticals International, Inc. *

 781,749

 $

 15,612,184

 Life Sciences Tools & Services - 0.5%

 6,044

 Thermo Fisher Scientific, Inc.

 $

 706,604

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 17,658,620

 Banks - 6.8%

 Diversified Banks - 5.8%

 596,535

 Abu Dhabi Commercial Bank PJSC

 $

 1,524,903

 448,512

 Commercial Bank of Ceylon Plc

 447,549

 27,921

 Doha Bank QSC

 483,881

 278,300

 Mitsubishi UFJ Financial Group, Inc.

 1,576,848

 52,962

 Nordea Bank AB

 782,414

 68,300

 Sumitomo Mitsui Financial Group, Inc.

 2,774,363

 50,554

 Swedbank AB

 1,346,694

 $

 8,936,652

 Regional Banks - 1.0%

 17,592

 The PNC Financial Services Group, Inc.

 $

 1,500,070

 Total Banks

 $

 10,436,722

 Diversified Financials - 7.7%

 Other Diversified Financial Services - 2.4%

 28,366

 Citigroup, Inc.

 $

 1,349,371

 26,187

 JPMorgan Chase & Co.

 1,455,212

 22,173

 Voya Financial, Inc.

 793,793

 $

 3,598,376

 Specialized Finance - 0.6%

 25,463

 The NASDAQ OMX Group, Inc.

 $

 965,048

 Consumer Finance - 2.1%

 7,727

 American Express Co.

 $

 707,020

 42,672

 Discover Financial Services, Inc.

 2,523,195

 $

 3,230,215

 Asset Management & Custody Banks - 1.0%

 100,000

 TriplePoint Venture Growth BDC Corp.

 $

 1,562,000

 Investment Banking & Brokerage - 1.6%

 78,000

 Morgan Stanley Co.

 $

 2,407,080

 Total Diversified Financials

 $

 11,762,719

 Insurance - 1.7%

 Multi-line Insurance - 1.2%

 11,153

 Allianz SE *

 $

 1,892,022

 Property & Casualty Insurance - 0.5%

 7,216

 ACE, Ltd.

 $

 748,371

 Total Insurance

 $

 2,640,393

 Real Estate - 0.2%

 Diversified REIT's - 0.2%

 20,000

 American Realty Capital Properties, Inc.

 $

 248,200

 Total Real Estate

 $

 248,200

 Software & Services - 9.6%

 Internet Software & Services - 3.3%

 64,864

 eBay, Inc. *

 $

 3,290,551

 51,394

 Yahoo!, Inc. *

 1,780,802

 $

 5,071,353

 IT Consulting & Other Services - 1.6%

 351,000

 Fujitsu, Ltd.

 $

 2,393,973

 Data Processing & Outsourced Services - 0.9%

 6,272

 Visa, Inc.

 $

 1,347,414

 Systems Software - 3.8%

 143,275

 Microsoft Corp.

 $

 5,865,680

 Total Software & Services

 $

 14,678,420

 Technology Hardware & Equipment - 4.9%

 Computer Hardware - 3.2%

 7,576

 Apple, Inc.

 $

 4,795,608

 Electronic Equipment Manufacturers - 0.4%

 1,049,000

 PAX Global Technology, Ltd. *

 $

 633,046

 Electronic Manufacturing Services - 0.6%

 125,000

 Global Display Co, Ltd.

 $

 936,245

 Office Electronics - 0.7%

 83,889

 Xerox Corp.

 $

 1,036,029

 Total Technology Hardware & Equipment

 $

 7,400,928

 Semiconductors & Semiconductor Equipment - 1.4%

 Semiconductors - 1.4%

 80,000

 MediaTek, Inc.

 $

 1,293,118

 224,000

 Transcend Information, Inc.

 814,032

 $

 2,107,150

 Total Semiconductors & Semiconductor Equipment

 $

 2,107,150

 Telecommunication Services - 4.5%

 Integrated Telecommunication Services - 4.5%

 65,200

 Nippon Telegraph & Telephone Corp.

 $

 3,890,454

 86,176

 Orange SA

 1,442,420

 24,029

 Verizon Communications, Inc.

 1,199,313

 5,986

 Verizon Communications, Inc.

 299,061

 $

 6,831,248

 Total Telecommunication Services

 $

 6,831,248

 Utilities - 0.3%

 Multi-Utilities - 0.3%

 17,579

 GDF Suez

 $

 491,920

 Total Utilities

 $

 491,920

 TOTAL COMMON STOCKS

 (Cost $129,348,924)

 $

 150,605,252

 TOTAL INVESTMENT IN SECURITIES - 98.8%

 $

 150,605,252

 (Cost $129,348,924) (a)

 WRITTEN OPTION - (0.0)%

 (10)

 Green Mountain Coffee Roasters, Inc., 6/14 at $110

 $

 (5,000)

 TOTAL WRITTEN OPTION

 (Premiums received $(12,970))

 $

 (5,000)

 OTHER ASSETS & LIABILITIES - 1.2%

 $

 1,893,646

 TOTAL NET ASSETS - 100.0%

 $

 152,493,898

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust

 (a)

 At May 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $129,348,924 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 23,735,027

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (2,478,699)

 Net unrealized appreciation

 $

 21,256,328

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks (U.S.)

$
93,315,513

$
-

$
-

$
93,315,513

 Common Stocks (Foreign)*

-

57,289,739

-

57,289,739

 Total

$
93,315,513

$
57,289,739

$
-

$
150,605,252

 Other Financial Instruments:

 Written Put Option

$
(5,000
)

$
-

$
-

$
(5,000
)

 Net Unrealized Appreciation On Forward Foreign Currency Contracts

-

(1,743
)

-

(1,743
)

 Futures Contracts

-

-

-

-

 Total

$
(5,000
)

$
(1,743
)

$
-

$
(6,743
)

*

 Level 2 securities are valued by independent pricing services using fair value factors

 During the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Pioneer Long/Short Opportunistic Credit Fund

 Schedule of Investments 5/30/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 11.3%

 Energy - 0.6%

 Integrated Oil & Gas - 0.6%

 EURO

 100,000

 A/NR

 Eni S.p.A., 0.625%, 1/18/16

 $

 148,204

 Total Energy

 $

 148,204

 Materials - 0.8%

 Diversified Metals & Mining - 0.8%

 200,000

 BB/NR

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $

 204,500

 Total Materials

 $

 204,500

 Capital Goods - 0.8%

 Trading Companies & Distributors - 0.8%

 EURO

 150,000

 B+/NR

 Kloeckner & Co., Financial Services SA, 2.5%, 12/22/17

 $

 204,532

 Total Capital Goods

 $

 204,532

 Consumer Services - 0.8%

 Hotels, Resorts & Cruise Lines - 0.8%

 GBP

 100,000

 NR/NR

 TUI Travel Plc, 4.9%, 4/27/17

 $

 204,958

 Total Consumer Services

 $

 204,958

 Pharmaceuticals, Biotechnology & Life Sciences - 1.0%

 Biotechnology - 1.0%

 225,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20 (144A)

 $

 252,141

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 252,141

 Diversified Financials - 3.5%

 Multi-Sector Holdings - 3.1%

 EURO

 100,000

 NR/NR

 GBL Verwaltung SA, 1.25%, 2/7/17

 $

 164,840

 EURO

 200,000

 NR/NR

 Groupe Bruxelles Lambert SA, 0.125%, 9/21/15

 350,378

 EURO

 150,000

 A-/NR

 Industrivarden AB, 2.5%, 2/27/15

 278,778

 $

 793,996

 Specialized Finance - 0.4%

 100,000

 BBB/NR

 Glencore Finance Europe SA, 5.0%, 12/31/14

 $

 109,350

 Total Diversified Financials

 $

 903,346

 Software & Services - 2.1%

 Application Software - 1.1%

 225,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 275,062

 Systems Software - 1.0%

 260,000

 NR/NR

 ServiceNow, Inc., 0.0%, 11/1/18 (144A) (c)

 $

 266,012

 Total Software & Services

 $

 541,074

 Technology Hardware & Equipment - 1.1%

 Computer Storage & Peripherals - 1.1%

 225,000

 BB/NR

 SanDisk Corp., 0.5%, 10/15/20 (144A)

 $

 274,219

 Total Technology Hardware & Equipment

 $

 274,219

 Government - 0.6%

 EURO

 100,000

 B/Ba2

 Parpublica - Participacoes Publicas SGPS SA, 5.25%, 9/28/17

 $

 157,763

 Total Government

 $

 157,763

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $2,779,769)

 $

 2,890,737

 PREFERRED STOCK - 1.0%

 Banks - 1.0%

 Diversified Banks - 1.0%

 320,000

 1.17

 BBB/Baa2

 JPMorgan Chase Capital XXI, Floating Rate Note, 1/15/87

 $

 263,200

 TOTAL PREFERRED STOCK

 (Cost $258,738)

 $

 263,200

 CONVERTIBLE PREFERRED STOCK - 0.9%

 Diversified Financials - 0.9%

 Other Diversified Financial Services - 0.9%

 200

 BB+/Ba3

 Bank of America Corp., 7.25%, 12/31/49 (Perpetual)

 $

 238,012

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $229,386)

 $

 238,012

 Shares

 COMMON STOCKS - 8.1%

 Banks - 7.1%

 Diversified Banks - 0.6%

 1,147

 Comerica, Inc.

 $

 55,022

 2,296

 US Bancorp/MN

 96,868

 $

 151,890

 Regional Banks - 6.0%

 1,092

 Associated Bancorp

 $

 18,815

 322

 Bank of Hawaii Corp.

 17,955

 2,843

 BankUnited, Inc. *

 92,511

 2,434

 BB&T Corp.

 92,297

 499

 City National Corp./CA

 35,474

 840

 Commerce Bancshares, Inc./MO

 36,464

 491

 Cullen/Frost Bankers, Inc.

 36,756

 1,083

 East West Bancorp, Inc.

 36,259

 4,264

 Fifth Third Bancorp

 88,222

 1,609

 First Horizon National Corp.

 18,439

 4,108

 First Niagara Financial Group, Inc.

 35,370

 1,776

 First Republic Bank

 90,327

 1,865

 FirstMerit Corp.

 34,820

 1,463

 FNB Corp./PA

 17,907

 1,540

 Fulton Financial Corp.

 18,403

 684

 Glacier Bancorp, Inc.

 17,969

 538

 Hancock Holding Co.

 18,174

 5,838

 Huntington Bancshares, Inc./OH

 54,118

 4,146

 KeyCorp

 56,759

 638

 M&T Bank Corp.

 77,434

 632

 Popular, Inc. *

 19,074

 647

 PrivateBancorp, Inc.

 17,281

 593

 Prosperity Bancshares, Inc.

 34,471

 7,229

 Regions Financial Corp.

 73,664

 309

 Signature Bank *

 35,788

 2,459

 SunTrust Banks, Inc.

 94,229

 1,692

 Susquehanna Bancshares, Inc.

 16,717

 319

 SVB Financial Group *

 33,639

 1,652

 Synovus Financial Corp.

 38,095

 1,173

 TCF Financial Corp.

 18,639

 310

 Texas Capital Bancshares, Inc. *

 15,872

 1,140

 The PNC Financial Services Group, Inc.

 97,208

 300

 UMB Financial Corp.

 16,560

 1,830

 Valley National Bancorp

 17,733

 632

 Webster Financial Corp.

 18,909

 406

 Wintrust Financial Corp.

 17,693

 3,148

 Zions Bancorporation

 90,001

 $

 1,550,046

 Thrifts & Mortgage Finance - 0.5%

 3,905

 Hudson City Bancorp, Inc.

 $

 38,152

 2,420

 New York Community Bancorp, Inc.

 36,978

 2,593

 People's United Financial, Inc.

 37,261

 857

 Washington Federal, Inc.

 17,851

 $

 130,242

 Total Banks

 $

 1,832,178

 Diversified Financials - 1.0%

 Asset Management & Custody Banks - 1.0%

 16,600

 TriplePoint Venture Growth BDC Corp.

 $

 259,292

 Total Diversified Financials

 $

 259,292

 TOTAL COMMON STOCKS

 (Cost $2,146,137)

 $

 2,091,470

 Principal Amount ($)

 ASSET BACKED SECURITIES - 2.2%

 Banks - 1.5%

 Thrifts & Mortgage Finance - 1.5%

 121,734

 B+/B3

 Accredited Mortgage Loan Trust 2003-3, 5.21%, 1/25/34 (Step)

 $

 118,276

 125,000

 NR/NR

 CAM Mortgage Trust 2014-1, 5.5%, 12/15/53 (Step) (144A)

 124,772

 46,954

 0.95

 B+/B2

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 45,736

 45,625

 BBB/NR

 Icon Brands Holdings LLC, 4.229%, 1/25/43 (144A)

 46,040

 41,049

 3.15

 A/Baa2

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 41,178

 $

 376,002

 Total Banks

 $

 376,002

 Diversified Financials - 0.7%

 Other Diversified Financial Services - 0.7%

 85,513

 4.78

 B/B1

 New Century Home Equity Loan Trust, Floating Rate Note, 8/25/34

 $

 87,533

 97,500

 BBB/NR

 TAL Advantage V LLC, 4.1%, 2/22/39

 99,013

 $

 186,546

 Total Diversified Financials

 $

 186,546

 TOTAL ASSET BACKED SECURITIES

 (Cost $561,331)

 $

 562,548

 COLLATERALIZED MORTGAGE OBLIGATIONS - 27.8%

 Banks - 23.7%

 Thrifts & Mortgage Finance - 23.7%

 54,360

 1.15

 A/Baa1

 Bayview Commercial Asset Trust, Floating Rate Note, 1/25/35 (144A)

 $

 48,859

 150,000

 BB/NR

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38

 151,213

 175,000

 5.57

 NR/Ba3

 COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)

 179,356

 175,000

 NR/B3

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 178,128

 300,000

 5.10

 B/NR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38 (144A)

 273,374

 175,000

 3.26

 BB-/NR

 CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29

 175,367

 250,000

 5.60

 B+/NR

 GS Mortgage Securities Trust 2006-GG6, Floating Rate Note, 4/10/38

 249,769

 200,000

 B/B3

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45

 203,996

 125,000

 3.11

 BB/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)

 125,122

 991,031

 3.50

 AAA/NR

 JP Morgan Mortgage Trust 2014-1, Floating Rate Note, 1/25/44 (144A)

 988,060

 980,142

 4.00

 AAA/NR

 JP Morgan Mortgage Trust 2014-1, Floating Rate Note, 1/25/44 (144A)

 1,000,896

 125,000

 5.20

 NR/B1

 LB-UBS Commercial Mortgage Trust 2005-C2, Floating Rate Note, 4/15/40

 128,055

 187,500

 5.28

 BB/NR

 LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41

 192,286

 70,000

 5.48

 NR/Ba2

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 71,806

 13,100

 0.93

 AAA/Aaa

 Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR2, Floating Rate Note, 10/25/34

 13,078

 763,520

 3.00

 NR/Aaa

 Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/25/43

 714,482

 959,808

 3.00

 AAA/NR

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 929,193

 124,991

 4.75

 NR/NR

 Volt LLC , Series 14-NPL1, Floating Rate Note, 10/27/53

 124,495

 125,000

 5.97

 B-/B1

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 129,933

 200,000

 3.65

 BB/NR

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27

 199,649

 $

 6,077,117

 Total Banks

 $

 6,077,117

 Diversified Financials - 4.1%

 Other Diversified Financial Services - 4.1%

 29,589

 NR/Baa2

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-3, 5.5%, 4/25/35

 $

 29,813

 783,052

 3.50

 NR/Aaa

 Sequoia Mortgage Trust 2012-3, Floating Rate Note, 7/25/42

 779,158

 250,000

 5.37

 BB+/B2

 Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44

 254,955

 $

 1,063,926

 Total Diversified Financials

 $

 1,063,926

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $7,063,568)

 $

 7,141,043

 CORPORATE BONDS - 6.9%

 Health Care Equipment & Services - 0.9%

 Health Care Facilities - 0.9%

 225,000

 B-/B3

 HCA Holdings, Inc., 7.75%, 5/15/21

 $

 247,781

 Total Health Care Equipment & Services

 $

 247,781

 Insurance - 4.0%

 Reinsurance - 4.0%

 250,000

 6.89

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 $

 259,425

 250,000

 N/A

 BB-/NR

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 250,425

 250,000

 8.72

 NR/Ba3

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 258,925

 250,000

 4.55

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 255,850

 $

 1,024,625

 Total Insurance

 $

 1,024,625

 Telecommunication Services - 2.0%

 Integrated Telecommunication Services - 2.0%

 500,000

 NR/Ba2

 GTP Towers Issuer LLC, 8.112%, 2/15/15 (144A)

 $

 511,672

 Total Telecommunication Services

 $

 511,672

 TOTAL CORPORATE BONDS

 (Cost $1,789,481)

 $

 1,784,078

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.8%

 4,100,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 6/26/14 (c)

 $

 4,099,890

 1,500,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 7/24/14 (c)

 1,499,936

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $5,599,930)

 $

 5,599,826

 SENIOR FLOATING RATE LOAN INTERESTS - 4.8%

 Energy - 1.4%

 Oil & Gas Drilling - 0.2%

 50,020

 7.50

 B/B3

 Jonah  Energy LLC, 2nd Lien Term Loan 5/8/21

 $

 50,583

 Oil & Gas Equipment & Services - 0.2%

 49,875

 6.29

 B+/B3

 FR Dixie Acquisition Corp., Term Loan, 1/23/21

 $

 50,135

 Integrated Oil & Gas - 0.6%

 50,000

 0.00

 NR/NR

 Cheif Exploration & Development LLC 2nd Lien Term Loan 5/12/21

 $

 50,155

 99,750

 4.00

 BB-/Ba3

 Seadrill Operating LP, Initial Term Loan, 2/14/21

 99,430

 $

 149,585

 Oil & Gas Exploration & Production - 0.4%

 99,750

 3.88

 BB-/Ba2

 Fieldwood Energy LLC, Closing Date Loan, 9/25/18

 $

 99,954

 Total Energy

 $

 350,257

 Materials - 0.6%

 Commodity Chemicals - 0.1%

 29,925

 5.00

 B+/B2

 Nexeo Solutions LLC, Term Loan B3, 9/9/17

 $

 30,037

 Diversified Chemicals - 0.2%

 49,871

 5.00

 B+/B3

 Univar, Inc., Term B Loan, 2/14/17

 $

 49,978

 Steel - 0.1%

 35,000

 0.00

 B/B3

 Atkore International, Inc., Term Loan (First Lien), 3/27/21

 $

 35,058

 Paper Products - 0.2%

 49,875

 5.25

 B/B1

 Exopack Holdings SA, USD Term Loan, 4/14/19

 $

 50,654

 Total Materials

 $

 165,727

 Capital Goods - 0.5%

 Aerospace & Defense - 0.5%

 47,295

 6.25

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 7/7/16

 $

 47,492

 49,874

 5.25

 B/B2

 Sequa Corp., Initial Term Loan, 6/19/17

 49,448

 25,000

 3.25

 BB-/Ba3

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 24,922

 $

 121,862

 Total Capital Goods

 $

 121,862

 Transportation - 0.4%

 Trucking - 0.4%

 50,000

 5.50

 B/B1

 Aegis Toxicology Corp., Tranche B Term Loan (First Lien), 2/20/21

 $

 50,562

 49,875

 8.00

 CCC+/Ba3

 YRC Worldwide, Inc., Initial Term Loan, 2/12/19

 50,124

 $

 100,686

 Total Transportation

 $

 100,686

 Media - 0.2%

 Broadcasting - 0.1%

 23,485

 3.00

 BB+/Ba1

 CBS Outdoor Americas Capital LLC, Tranche B Term Loan (First Lien), 1/15/21

 $

 23,392

 Movies & Entertainment - 0.1%

 25,000

 6.50

 B/B2

 Deluxe Entertainment Services Group., Inc., Tranche B Term Loan (First Lien), 2/26/20

 $

 24,938

 Total Media

 $

 48,330

 Retailing - 0.1%

 Automotive Retail - 0.1%

 30,000

 4.00

 BB-/B1

 CS Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 $

 30,056

 Total Retailing

 $

 30,056

 Food, Beverage & Tobacco - 0.3%

 Agricultural Products - 0.3%

 74,812

 4.50

 B/B1

 Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20

 $

 74,999

 Total Food, Beverage & Tobacco

 $

 74,999

 Household & Personal Products - 0.4%

 Personal Products - 0.4%

 75,000

 7.75

 CCC+/Caa2

 Atrium Innovations, Inc., Tranche B Term Loan (Second Lien), 7/29/21

 $

 75,328

 35,910

 4.00

 B/B2

 Party City Holdings, Inc., 2014 Replacement Term Loan, 7/27/19

 35,835

 $

 111,163

 Total Household & Personal Products

 $

 111,163

 Diversified Financials - 0.4%

 Other Diversified Financial Services - 0.2%

 35,000

 4.50

 B+/B1

 Nord Anglia Education Finance LLC, Initial Term Loan,  5/21/21

 $

 35,044

 25,000

 5.00

 B/B1

 SBP Holdings, Ltd., Term Loan (First Lien), 3/24/21

 24,990

 $

 60,034

 Consumer Finance - 0.2%

 35,000

 4.00

 B+/Ba3

 Transunion LLC, 1st Lien, Term Loan B 2014, 5/21/21

 $

 34,973

 Total Diversified Financials

 $

 95,007

 Software & Services - 0.1%

 Systems Software - 0.1%

 36,000

 5.50

 B+/B1

 SafeNet, Inc., Tranche B Term Loan, 2/28/20

 $

 36,180

 Total Software & Services

 $

 36,180

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.2%

 40,000

 3.50

 BB+/Ba3

 Entergis Inc., Term Loan B, 3/25/21

 $

 39,613

 Total Semiconductors & Semiconductor Equipment

 $

 39,613

 Utilities - 0.2%

 Electric Utilities - 0.2%

 50,000

 4.75

 B+/Ba3

 Atlantic Power LP, Term Loan, 2/20/21

 $

 50,438

 Total Utilities

 $

 50,438

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,216,397)

 $

 1,224,318

 Shares

 EXCHANGE TRADES FUND - 4.9%

 Diversified Financials - 4.9%

 Other Diversified Financial Services - 4.9%

 45,472

 iShares MSCI Indonesia ETF

 $

 1,246,388

 TOTAL EXCHANGE TRADED FUND

 (Cost $1,249,083)

 $

 1,246,388

 PURCHASED CALL SWAPTIONS - 0.3%

 2,550,000

 CDX.NA.HY.22.V1 Fixed, 12/17/14, 103% (SWP 12 May 2014 Right to pay fixed)

 36,092

 2,550,000

 CDX.NA.HY.22.V1 Fixed, 9/17/14, 106% (SWP 11 Apr 2014 Right to pay fixed)

 33,169

 TOTAL PURCHASED CALL SWAPTIONS

 $

 69,261

 (Premiums paid $113,985)

 $

 69,261

 Principal Amount ($)

 TEMPORARY CASH INVESTMENT - 3.9%

 Repurchase Agreement - 3.9%

         1,000,000

 Royal Bank of Canada, 0.06%, dated 5/31/14, repurchase price of

 $1,000,000 plus accrued interest on 6/1/14 collateralized by

 $1,020,000 Federal National Mortgage Association, 4.00%, 10/1/42-4/1/44

 $

        1,000,000

 TOTAL TEMPORARY CASH INVESTMENT

 Cost $1,000,000)

 $

        1,000,000

 TOTAL INVESTMENT IN SECURITIES - 93.6%

 (Cost $24,007,805) (a)

 $

 24,110,881

 WRITTEN PUT SWAPTIONS - (0.3)%

 (5,100,000)

 CDX.NA.HY.22.V1 Fixed, 12/17/14, 100% (SWP 12 May 2014 Right to pay fixed)

 (42,613)

 (5,100,000)

 CDX.NA.HY.22.V1Fixed, 9/17/14, 103% (SWP 11 Apr 2014 Right to pay fixed)

 (29,392)

 TOTAL WRITTEN PUT SWAPTIONS

 $

 (72,005)

 (Premiums received $(134,640))

 $

 (72,005)

 OTHER ASSETS & LIABILITIES - 6.4%

 $

 1,639,037

 TOTAL NET ASSETS - 100.0%

 $

 25,677,913

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 30, 2014, the value of these securities amounted to $5,115,149 or 19.9% of total net assets.

 (a)

 At May 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $24,007,805 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 227,443

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (124,367)

 Net unrealized appreciation

 $

 103,076

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 ERUO

 Euro

 GBP

 British Pound Sterling

 CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

            (80,000)

 Citibank NA

 RUSSIAN (FEDERATION OF)

 1.00%

 6/20/19

  $    (6,206)

  $           (2,926)

          (250,000)

 Citibank NA

 ALCOA INC

 1.00%

 6/20/19

        (9,982)

               (3,072)

          (250,000)

 Citibank NA

 UNITED RENTALS (NORTH AMERICA) INC

 5.00%

 6/20/19

        38,829

                1,461

 EURO

          (375,000)

 JP Morgan Chase

 GLENCORE FINANCE EUROPE SA

 1.00%

 6/20/19

      (17,891)

             (15,202)

          (250,000)

 Morgan Stanley & Co.

 RADIOSHACK CORP

 5.00%

 6/20/17

    (123,438)

              17,495

          (125,000)

 JP Morgan Chase

 BANK OF AMERICA CORP

 1.00%

 6/20/19

         2,155

                   145

          (250,000)

 Citibank NA

 JPMORGAN CHASE & CO

 1.00%

 6/20/19

         5,449

                   155

        (1,235,000)

 Citibank NA

 CDS: (CDX.NA.HY.21 35-100%)

 5.00%

 12/20/18

      256,708

              10,082

          (625,000)

 J.P. Morgan Securities

 CME: (CDX.NA.IG.22.V1)

 1.00%

 6/20/19

         9,550

              12,977

  $  155,175

  $           21,114

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

            250,000

 Citibank NA

 CLEAR CHANNEL COMMUNICATIONS INC

 5.00%

 12/20/14

  $    (1,536)

  $            1,623

            125,000

 Citibank NA

 RADIOSHACK CORP

 5.00%

 12/20/14

         9,410

             (19,192)

            250,000

 Citibank NA

 CDS REF OB

 5.00%

 3/20/15

          (556)

                   625

            125,000

 Citibank NA

 RADIOSHACK CORP

 5.00%

 9/20/14

         5,243

             (11,940)

            250,000

 Citibank NA

 TRAVELPORT LLC

 5.00%

 3/20/15

        (1,389)

                1,721

            250,000

 Citibank NA

 SEARS ROEBUCK ACCEPTANCE CORP

 5.00%

 3/20/15

        14,549

                   642

 EURO

            250,000

 JP Morgan Chase

 NORSKE SKOGINDUSTRIER ASA

 5.00%

 3/20/15

        13,264

              11,257

            250,000

 Citibank NA

 TOYS R US INC

 5.00%

 12/20/14

         3,160

                 (451)

            250,000

 Citibank NA

 JC PENNEY CORPORATION INC

 5.00%

 12/20/14

         2,569

                6,302

            250,000

 Morgan Stanley & Co.

 FOREST OIL CORPORATION

 5.00%

 3/20/15

         1,181

                8,900

            250,000

 Citibank NA

 CAESARS ENTERTAINMENT OPERATING CO

 5.00%

 6/20/15

        24,896

             (19,061)

            310,000

 Citibank NA

 UKRAINE (GOVERNMENT)

 5.00%

 12/20/14

        34,359

              20,484

            250,000

 JP Morgan Chase

 TARGET CORPORATION

 1.00%

 6/20/19

        (7,077)

                 (465)

            250,000

 JP Morgan Chase

 CONAGRA FOODS INC

 1.00%

 6/20/19

        (4,132)

                   497

            250,000

 Citibank NA

 FREEPORT-MCMORAN COPPER & GOLD INC

 1.00%

 6/20/19

         8,251

                5,731

            250,000

 Citibank NA

 HERTZ CORP

 5.00%

 6/20/19

      (35,469)

                 (236)

 EURO

            375,000

 JP Morgan Chase

 ARCELORMITTAL

 1.00%

 6/20/19

        32,741

              13,338

 EURO

            625,000

 Citibank NA

 CDS: (ITRAXX.EUR.9 0-3%)

 5.00%

 6/20/15

            434

              22,884

            500,000

 Citibank NA

 CDS: (CDX.NA.IG.9 0-3%)

 5.00%

 12/20/14

        10,738

              13,321

  $  110,634

  $           55,981

 INTEREST RATE SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay/Receive

 Floating Rate

 Annual Fixed Rate

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

        (5,336,443)

 J.P. Morgan Securities

 SWP: USD 1.851500 08-APR-2019

 LIBOR

 1.85%

 4/8/19

  $           (1,176)

  $           (1,176)

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $               -

  $     2,890,737

  $          -

  $      2,890,737

 Preferred Stock

           263,200

                   -

              -

             263,200

 Convertible Preferred Stock

           238,012

                   -

              -

             238,012

 Common Stocks

        2,091,470

                   -

              -

          2,091,470

 Asset Backed Securities

                   -

           562,548

              -

             562,548

 Collateralized Mortgage Obligations

                   -

         7,141,043

              -

          7,141,043

 Corporate Bonds

                   -

         1,784,078

              -

          1,784,078

 U.S. Government and Agency Obligations

                   -

         5,599,826

              -

          5,599,826

 Senior Floating Rate Loan Interests

                   -

         1,224,318

              -

          1,224,318

 Exchange Traded Fund

        1,246,388

                   -

              -

          1,246,388

 Purchased Call Swaptions

                   -

             69,261

              -

              69,261

 Repurchase Agreement

                   -

         1,000,000

              -

          1,000,000

 Total

  $     3,839,070

  $   20,271,811

  $            -

  $     24,110,881

 Other Financial Instruments

 Unrealized depreciation on credit default swap agreements

  $               -

  $         77,095

  $          -

  $           77,095

 Unrealized depreciation on interest rate swap contract

                   -

             (1,176)

              -

               (1,176)

 Unrealized depreciation on futures contracts

         (203,019)

                   -

              -

           (203,019)

 Written put swaptions

                   -

           (72,005)

              -

             (72,005)

 Unrealized appreciation on forward foreign currency contracts

                   -

           109,727

              -

             109,727

 Total Other Financial Instruments

  $      (203,019)

  $       113,641

  $          -

  $         (89,378)

 Pioneer Long/Short Global Bond Fund

 Schedule of Investments 5/30/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 8.7%

 Energy - 0.6%

 Integrated Oil & Gas - 0.6%

 EURO

 100,000

 A/NR

 Eni S.p.A., 0.625%, 1/18/16

 $

 148,204

 Total Energy

 $

 148,204

 Materials - 0.4%

 Diversified Metals & Mining - 0.4%

 100,000

 BB/NR

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $

 102,250

 Total Materials

 $

 102,250

 Capital Goods - 0.5%

 Trading Companies & Distributors - 0.5%

 EURO

 100,000

 B+/NR

 Kloeckner & Co., Financial Services SA, 2.5%, 12/22/17

 $

 136,355

 Total Capital Goods

 $

 136,355

 Consumer Services - 0.8%

 Hotels, Resorts & Cruise Lines - 0.8%

 GBP

 100,000

 NR/NR

 TUI Travel Plc, 4.9%, 4/27/17

 $

 204,958

 Total Consumer Services

 $

 204,958

 Pharmaceuticals, Biotechnology & Life Sciences - 1.0%

 Biotechnology - 1.0%

 225,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20 (144A)

 $

 252,141

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 252,141

 Diversified Financials - 2.5%

 Multi-Sector Holdings - 2.1%

 EURO

 100,000

 NR/NR

 GBL Verwaltung SA, 1.25%, 2/7/17

 $

 164,840

 EURO

 100,000

 NR/NR

 Groupe Bruxelles Lambert SA, 0.125%, 9/21/15

 175,189

 EURO

 100,000

 A-/NR

 Industrivarden AB, 2.5%, 2/27/15

 185,852

 $

 525,881

 Specialized Finance - 0.4%

 100,000

 BBB/NR

 Glencore Finance Europe SA, 5.0%, 12/31/14

 $

 109,350

 Total Diversified Financials

 $

 635,231

 Software & Services - 1.7%

 Application Software - 0.6%

 125,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 152,812

 Systems Software - 1.1%

 260,000

 NR/NR

 ServiceNow, Inc., 0.0%, 11/1/18 (144A) (c)

 $

 266,012

 Total Software & Services

 $

 418,824

 Technology Hardware & Equipment - 0.6%

 Computer Storage & Peripherals - 0.6%

 125,000

 BB/NR

 SanDisk Corp., 0.5%, 10/15/20 (144A)

 $

 152,344

 Total Technology Hardware & Equipment

 $

 152,344

 Government - 0.6%

 EURO

 100,000

 B/Ba2

 Parpublica - Participacoes Publicas SGPS SA, 5.25%, 9/28/17

 $

 157,763

 Total Government

 $

 157,763

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $2,121,078)

 $

 2,208,070

 PREFERRED STOCK - 1.0%

 Banks - 1.0%

 Diversified Banks - 1.0%

 320,000

 1.17

 BBB/Baa2

 JPMorgan Chase Capital XXI, Floating Rate Note, 1/15/87

 $

 263,200

 TOTAL PREFERRED STOCK

 (Cost $258,738)

 $

 263,200

 CONVERTIBLE PREFERRED STOCK - 1.0%

 Diversified Financials - 1.0%

 Other Diversified Financial Services - 1.0%

 200

 BB+/Ba3

 Bank of America Corp., 7.25% (Perpetual)

 $

 238,012

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $229,386)

 $

 238,012

 Shares

 COMMON STOCKS - 1.1%

 Banks - 0.6%

 Regional Banks - 0.6%

 1,599

 BankUnited, Inc. *

 $

 52,031

 1,000

 First Republic Bank, Inc.

 50,860

 1,793

 Zions Bancorporation

 51,262

 $

 154,153

 Total Banks

 $

 154,153

 Diversified Financials - 0.5%

 Asset Management & Custody Banks - 0.5%

 8,300

 TriplePoint Venture Growth BDC Corp.

 $

 129,646

 Total Diversified Financials

 $

 129,646

 TOTAL COMMON STOCKS

 (Cost $289,815)

 $

 283,799

 Principal Amount ($)

 ASSET BACKED SECURITIES - 2.1%

 Banks - 1.4%

 Thrifts & Mortgage Finance - 1.4%

 121,734

 B+/B3

 Accredited Mortgage Loan Trust 2003-3, 5.21%, 1/25/34 (Step)

 $

 118,276

 100,000

 NR/NR

 CAM Mortgage Trust 2014-1, 5.5%, 12/15/53 (Step) (144A)

 99,818

 46,954

 0.95

 B+/B2

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 45,736

 45,625

 BBB/NR

 Icon Brands Holdings LLC, 4.229%, 1/25/43 (144A)

 46,040

 41,049

 3.15

 A/Baa2

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 41,178

 $

 351,048

 Total Banks

 $

 351,048

 Diversified Financials - 0.7%

 Other Diversified Financial Services - 0.7%

 85,513

 4.78

 B/B1

 New Century Home Equity Loan Trust, Floating Rate Note, 8/25/34

 $

 87,533

 97,500

 BBB/NR

 TAL Advantage V LLC, 4.1%, 2/22/39

 99,013

 $

 186,546

 Total Diversified Financials

 $

 186,546

 TOTAL ASSET BACKED SECURITIES

 (Cost $536,447)

 $

 537,594

 COLLATERALIZED MORTGAGE OBLIGATIONS - 25.6%

 Banks - 21.4%

 Thrifts & Mortgage Finance - 21.4%

 54,360

 1.15

 A/Baa1

 Bayview Commercial Asset Trust, Floating Rate Note, 1/25/35 (144A)

 $

 48,859

 100,000

 BB/NR

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38

 100,808

 175,000

 5.57

 NR/Ba3

 COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)

 179,356

 175,000

 NR/B3

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 178,128

 175,000

 3.26

 BB-/NR

 CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29

 175,367

 200,000

 B/B3

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45

 203,996

 100,000

 3.11

 BB/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)

 100,098

 991,031

 3.50

 AAA/NR

 JP Morgan Mortgage Trust 2014-1, Floating Rate Note, 1/25/44 (144A)

 988,060

 980,142

 4.00

 AAA/NR

 JP Morgan Mortgage Trust 2014-1, Floating Rate Note, 1/25/44 (144A)

 1,000,896

 125,000

 5.20

 NR/B1

 LB-UBS Commercial Mortgage Trust 2005-C2, Floating Rate Note, 4/15/40

 128,055

 150,000

 5.28

 BB/NR

 LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41

 153,829

 55,000

 5.48

 NR/Ba2

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 56,419

 13,100

 0.93

 AAA/Aaa

 Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR2, Floating Rate Note, 10/25/34

 13,078

 763,520

 3.00

 NR/Aaa

 Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/25/43

 714,482

 959,808

 3.00

 AAA/NR

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 929,193

 124,991

 4.75

 NR/NR

 Volt LLC , Series 14-NPL1, Floating Rate Note, 10/27/53

 124,495

 100,000

 5.97

 B-/B1

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 103,946

 200,000

 3.65

 BB/NR

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27

 199,649

 $

 5,398,714

 Total Banks

 $

 5,398,714

 Diversified Financials - 4.2%

 Other Diversified Financial Services - 4.2%

 29,589

 NR/Baa2

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-3, 5.5%, 4/25/35

 $

 29,813

 783,052

 3.50

 NR/Aaa

 Sequoia Mortgage Trust 2012-3, Floating Rate Note, 7/25/42

 779,158

 250,000

 5.37

 BB+/B2

 Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44

 254,955

 $

 1,063,926

 Total Diversified Financials

 $

 1,063,926

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $6,387,579)

 $

 6,462,640

 CORPORATE BONDS - 6.4%

 Health Care Equipment & Services - 0.3%

 Health Care Facilities - 0.3%

 75,000

 B-/B3

 HCA Holdings, Inc., 7.75%, 5/15/21

 $

 82,594

 Total Health Care Equipment & Services

 $

 82,594

 Insurance - 4.1%

 Reinsurance - 4.1%

 250,000

 6.89

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 $

 259,425

 250,000

 N/A

 BB-/NR

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 250,425

 250,000

 8.72

 NR/Ba3

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 258,925

 250,000

 4.55

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 255,850

 $

 1,024,625

 Total Insurance

 $

 1,024,625

 Telecommunication Services - 2.0%

 Integrated Telecommunication Services - 2.0%

 500,000

 NR/Ba2

 GTP Towers Issuer LLC, 8.112%, 2/15/15 (144A)

 $

 511,672

 Total Telecommunication Services

 $

 511,672

 TOTAL CORPORATE BONDS

 (Cost $1,624,007)

 $

 1,618,891

 U.S. GOVERNMENT AND AGENCY OBLIGATION - 5.3%

 1,350,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 6/26/14 (c)

 $

 1,349,964

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION

 (Cost $1,349,990)

 $

 1,349,964

 FOREIGN GOVERNMENT BONDS - 31.9%

 EURO

 2,276,011

 NR/NR

 Dutch Treasury Certificate, 0.0%, 8/29/14 (c)

 $

 3,103,064

 EURO

 1,753,150

 NR/NR

 France Treasury Bill BTF, 0.0%, 9/4/14 (c)

 2,389,791

 EURO

 1,893,000

 NR/NR

 Italy Buoni Ordinari del Tesoro BOT, 0.0%, 8/29/14 (c)

 2,579,367

 $

 8,072,222

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $8,123,994)

 $

 8,072,222

 SENIOR FLOATING RATE LOAN INTERESTS - 4.5%**

 Energy - 1.0%

 Oil & Gas Equipment & Services - 0.2%

 49,875

 6.29

 B+/B3

 FR Dixie Acquisition Corp., Term Loan, 1/23/21

 $

 50,135

 Integrated Oil & Gas - 0.4%

 99,750

 4.00

 BB-/Ba3

 Seadrill Operating LP, Initial Term Loan, 2/14/21

 $

 99,430

 Oil & Gas Exploration & Production - 0.4%

 99,750

 3.88

 BB-/Ba2

 Fieldwood Energy LLC, Closing Date Loan, 9/25/18

 $

 99,954

 Total Energy

 $

 249,519

 Materials - 0.7%

 Commodity Chemicals - 0.1%

 29,925

 5.00

 B+/B2

 Nexeo Solutions LLC, Term Loan B3, 9/9/17

 $

 30,037

 Diversified Chemicals - 0.2%

 49,871

 5.00

 B+/B3

 Univar, Inc., Term B Loan, 2/14/17

 $

 49,978

 Steel - 0.2%

 35,000

 0.00

 B/B3

 Atkore International, Inc., Term Loan (First Lien), 3/27/21

 $

 35,058

 Paper Products - 0.2%

 49,875

 5.25

 B/B1

 Exopack Holdings SA, USD Term Loan, 4/14/19

 $

 50,654

 Total Materials

 $

 165,727

 Capital Goods - 0.5%

 Aerospace & Defense - 0.5%

 47,295

 6.25

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 7/7/16

 $

 47,492

 49,874

 5.25

 B/B2

 Sequa Corp., Initial Term Loan, 6/19/17

 49,448

 25,000

 3.25

 BB-/Ba3

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 24,922

 $

 121,862

 Total Capital Goods

 $

 121,862

 Transportation - 0.4%

 Trucking - 0.4%

 50,000

 5.50

 B/B1

 Aegis Toxicology Corp., Tranche B Term Loan (First Lien), 2/20/21

 $

 50,562

 49,875

 8.00

 CCC+/Ba3

 YRC Worldwide, Inc., Initial Term Loan, 2/12/19

 50,124

 $

 100,686

 Total Transportation

 $

 100,686

 Media - 0.2%

 Broadcasting - 0.1%

 23,485

 3.00

 BB+/Ba1

 CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21

 $

 23,392

 Movies & Entertainment - 0.1%

 25,000

 6.50

 B/B2

 Deluxe Entertainment Services Group., Inc., Tranche B Term Loan (First Lien), 2/26/20

 $

 24,938

 Total Media

 $

 48,330

 Retailing - 0.1%

 Automotive Retail - 0.1%

 30,000

 4.00

 BB-/B1

 CS Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 $

 30,056

 Total Retailing

 $

 30,056

 Food, Beverage & Tobacco - 0.3%

 Agricultural Products - 0.3%

 74,812

 4.50

 B/B1

 Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20

 $

 74,999

 Total Food, Beverage & Tobacco

 $

 74,999

 Household & Personal Products - 0.4%

 Personal Products - 0.4%

 75,000

 7.75

 CCC+/Caa2

 Atrium Innovations, Inc., Tranche B Term Loan (Second Lien), 7/29/21

 $

 75,328

 36,908

 4.00

 B/B2

 Party City Holdings, Inc., 2014 Replacement Term Loan, 7/27/19

 36,831

 $

 112,159

 Total Household & Personal Products

 $

 112,159

 Diversified Financials - 0.4%

 Other Diversified Financial Services - 0.2%

 35,000

 4.50

 B+/B1

 Nord Anglia Education Finance LLC,  Initial Term Loan, 3/21/21

 $

 35,044

 25,000

 5.00

 B/B1

 SBP Holdings, Ltd., Term Loan (First Lien), 3/24/21

 24,990

 $

 60,034

 Consumer Finance - 0.2%

 35,000

 4.00

 B+/Ba3

 Transunion LLC, 1st Lien Term Loan, 3/21/21

 $

 34,973

 Total Diversified Financials

 $

 95,007

 Software & Services - 0.1%

 Systems Software - 0.1%

 37,000

 5.50

 B+/B1

 SafeNet, Inc., Tranche B Term Loan, 2/28/20

 $

 37,185

 Total Software & Services

 $

 37,185

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.2%

 40,000

 3.50

 BB+/Ba3

 Entergis, Inc., Term Loan B, 3/25/21

 $

 39,613

 Total Semiconductors & Semiconductor Equipment

 $

 39,613

 Utilities - 0.2%

 Electric Utilities - 0.2%

 50,000

 4.75

 B+/Ba3

 Atlantic Power LP, Term Loan, 2/20/21

 $

 50,438

 Total Utilities

 $

 50,438

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,119,615)

 $

 1,125,581

 Shares

 EXCHANGE TRADED FUNDS - 4.4%

 Diversified Financials - 4.4%

 Other Diversified Financial Services - 2.5%

 22,584

 iShares MSCI Indonesia ETF

 $

 619,027

 12,804

 SPDR S&P Regional Banking ETF

 490,265

 $

 1,109,292

 TOTAL EXCHANGE TRADED FUNDS

 (Cost $1,110,856)

 $

 1,109,292

 PURCHASED CALL SWAPTION - 0.1%

 1,250,000

 CDX.NA.HY.22.V1 Fixed  17 Sep 2014  106% (SWP 11 Apr 2014 Right to pay fixed)

 $

 16,259

 TOTAL PURCHASED CALL SWAPTION

 (Premiums paid $34,125)

 $

 16,259

 TOTAL INVESTMENT IN SECURITIES - 92.1%

 (Cost $23,185,630) (a)

 $

 23,285,524

 WRITTEN PUT SWAPTION - (0.1)%

 (2,500,000)

 CDX.NA.HY.22.V1Fixed  17 Sep 2014  103% (SWP 11 Apr 2014 Right to pay fixed)

 (14,408)

 TOTAL WRITTEN PUT SWAPTION

 (Premiums received $(38,750))

 $

 (14,408)

 OTHER ASSETS & LIABILITIES - 8.0%

 $

 2,013,674

 TOTAL NET ASSETS - 100.0%

 $

 25,284,790

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 30, 2014, the value of these securities amounted to $4,669,921 or 18.5% of total net assets.

 (a)

 At May 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $23,185,630 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 201,052

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (101,158)

 Net unrealized appreciation

 $

 99,894

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 ERUO

 Euro

 GBP

 British Pound Sterling

 CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

            (32,000)

 Citibank NA

 RUSSIAN (FEDERATION OF)

 1.00%

 6/20/19

  $    (2,482)

  $           (1,170)

          (250,000)

 Citibank NA

 ALCOA INC

 1.00%

 6/20/19

        (9,982)

               (3,072)

          (250,000)

 Citibank NA

 UNITED RENTALS (NORTH AMERICA) INC

 5.00%

 6/20/19

        38,829

                1,461

 EURO

          (375,000)

 JP Morgan Chase Bank

 GLENCORE FINANCE EUROPE SA

 1.00%

 6/20/19

      (17,891)

             (14,935)

          (250,000)

 Morgan Stanley & Co.

 RADIOSHACK CORP

 5.00%

 12/20/14

    (123,438)

              17,495

          (125,000)

 JP Morgan Chase Bank

 BANK OF AMERICA CORP

 1.00%

 6/20/19

         2,155

                   145

          (250,000)

 Citibank NA

 JPMORGAN CHASE & CO

 1.00%

 6/20/19

         5,449

                   155

          (765,000)

 Citibank NA

 CDS: (CDX.NA.HY.21 35-100%)

 5.00%

 12/20/18

      159,014

                6,245

          (625,000)

 J.P. Morgan Securities

 CME: (CDX.NA.IG.22.V1)

 1.00%

 6/20/19

         9,550

               (1,176)

  $    61,204

  $             (221)

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

            250,000

 Citibank NA

 CLEAR CHANNEL COMMUNICATIONS INC

 5.00%

 12/20/14

  $    (1,536)

  $            1,623

            125,000

 Citibank NA

 RADIOSHACK CORP

 5.00%

 12/20/14

         9,410

             (19,192)

            250,000

 Citibank NA

 CDS REF OB

 5.00%

 3/20/15

          (556)

                   625

            125,000

 Citibank NA

 RADIOSHACK CORP

 5.00%

 12/20/14

         5,243

             (11,940)

            250,000

 Citibank NA

 TRAVELPORT LLC

 5.00%

 3/20/15

        (1,389)

                1,721

            250,000

 Citibank NA

 SEARS ROEBUCK ACCEPTANCE CORP

 5.00%

 3/20/15

        14,549

                   642

 EURO

            250,000

 JP Morgan Chase Bank

 NORSKE SKOGINDUSTRIER ASA

 5.00%

 3/20/15

        13,264

              11,293

            250,000

 Citibank NA

 TOYS R US INC

 5.00%

 12/20/14

         3,160

                 (451)

            125,000

 Citibank NA

 JC PENNEY CORPORATION INC

 5.00%

 12/20/14

         1,285

                3,151

            250,000

 Morgan Stanley & Co.

 FOREST OIL CORPORATION

 5.00%

 3/20/15

         1,181

                8,900

            250,000

 Citibank NA

 CAESARS ENTERTAINMENT OPERATING CO

 5.00%

 6/20/15

        24,896

             (19,061)

            125,000

 Citibank NA

 UKRAINE (GOVERNMENT)

 5.00%

 12/20/14

        13,854

                8,260

            250,000

 JP Morgan Chase Bank

 TARGET CORPORATION

 1.00%

 6/20/19

        (7,077)

                 (465)

            250,000

 JP Morgan Chase Bank

 CONAGRA FOODS INC

 1.00%

 6/20/19

        (4,132)

                   497

            250,000

 Citibank NA

 FREEPORT-MCMORAN COPPER & GOLD INC

 1.00%

 6/20/19

         8,251

                5,731

            250,000

 Citibank NA

 HERTZ CORP

 5.00%

 6/20/19

      (35,469)

                 (236)

 EURO

            375,000

 JP Morgan Chase Bank

 ARCELORMITTAL

 1.00%

 6/20/19

        32,741

              12,848

 EURO

            375,000

 Citibank NA

 CDS: (ITRAXX.EUR.9 0-3%)

 5.00%

 6/20/15

            260

              13,690

            250,000

 Citibank NA

 CDS: (CDX.NA.IG.9 0-3%)

 5.00%

 12/20/14

         5,369

                6,660

  $    83,302

  $           24,298

 INTEREST RATE SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay/Receive

 Floating Rate

 Annual Fixed Rate

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

        (5,290,902)

 J.P. Morgan Securities

 Pay

 LIBOR

 1.85%

 4/8/19

  $           (1,176)

  $           (1,176)

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $               -

  $     2,208,070

  $          -

  $      2,208,070

 Preferred Stock

           263,200

                   -

              -

             263,200

 Convertible Preferred Stock

           238,012

                   -

              -

             238,012

 Common Stocks

           283,799

                   -

              -

             283,799

 Asset Backed Securities

                   -

           537,594

              -

             537,594

 Collateralized Mortgage Obligations

                   -

         6,462,640

              -

          6,462,640

 Corporate Bonds

                   -

         1,618,891

              -

          1,618,891

 U.S. Government and Agency Obligations

                   -

         1,349,964

              -

          1,349,964

 Foreign Government Bonds

                   -

         8,072,222

              -

          8,072,222

 Senior Floating Rate Loan Interests

                   -

         1,125,581

              -

          1,125,581

 Exchange Traded Funds

        1,109,292

                   -

              -

          1,109,292

 Purchased Call Swaption

                   -

             16,259

              -

              16,259

 Total

  $     1,894,303

  $   21,391,221

  $            -

  $     23,285,524

 Other Financial Instruments

 Unrealized depreciation on credit default swap agreements

  $               -

  $         24,077

  $          -

  $           24,077

 Unrealized depreciation on interest rate swap contract

                   -

             (1,176)

              -

               (1,176)

 Unrealized depreciation on futures contracts

         (166,620)

                   -

              -

           (166,620)

 Written put swaption

                   -

           (14,408)

              -

             (14,408)

 Unrealized appreciation on forward foreign currency contracts

                   -

           152,334

              -

             152,334

 Total Other Financial Instruments

  $      (166,620)

  $       160,827

  $          -

  $           (5,793)

 Pioneer Absolute Return Bond Fund

 Schedule of Investments 5/31/14 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 68.8%

 1,430,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 11/13/14

 $

 1,429,674

 1,800,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 12/11/14

 1,799,545

 840,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 3/5/15

 839,549

 2,000,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 4/2/15

 1,998,860

 3,000,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 7/3/14

 2,999,929

 1,570,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 8/21/14

 1,569,887

 3,000,000

 NR/NR

 U.S. Treasury Bills, 0.0%, 9/18/14

 2,999,685

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $13,635,911)

 $

 13,637,129

 FOREIGN GOVERNMENT BONDS - 25.3%

 EURO

 360,000

 NR/Aa1

 France Government Bond OAT, 4.0%, 4/25/55

 $

 621,899

 EURO

 220,000

 BBB+/Baa1

 Ireland Government Bond, 3.4%, 3/18/24

 319,912

 EURO

 240,000

 BBB+/Baa1

 Ireland Government Bond, 3.9%, 3/20/23

 366,943

 EURO

 300,000

 BBB+/Baa1

 Ireland Government Bond, 5.0%, 10/18/20

 489,990

 EURO

 508,719

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/19

 749,798

 EURO

 170,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44

 258,405

 EURO

 170,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 5.0%, 9/1/40

 269,138

 JPY

 96,768,000

 AA-/Aa3

 Japanese Government CPI Linked Bond, 0.1%, 9/10/23

 1,043,650

 GBP

 505,405

 AAA/Aa1

 United Kingdom Gilt Inflation Linked, 0.125%, 11/22/19

 901,143

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $4,836,452)

 $

 5,020,878

 PURCHASED CALL OPTIONS - 0.1%

 EURO

 290,000

 Call EUR/Put USD @ 1.37, 6/2/14

 $

 39

 NOK

 1,000,000

 Call NOK/Put SEK  @ 1.06, 7/23/14

 8,401

 160,000

 Call USD/Put JPY  @ 102.00, 6/4/14

 146

 150,000

 Call USD/Put JPY @ 103.00, 11/26/14

 1,963

 150,000

 Call USD/Put JPY @ 107.00, 5/12/15

 1,617

 TOTAL PURCHASED CALL OPTIONS

 (Cost $9,904)

 $

 12,166

 PURCHASED PUT OPTIONS - 0.1%

 EURO

 120,000

 Put EUR/Call NOK @  8.40, 6/16/14

 $

 5,013

 EURO

 80,000

 Put EUR/Call USD @  1.30, 7/22/14

 54

 EURO

 230,000

 Put EUR/Call USD @  1.37, 6/6/14

 87

 90,000

 Put USD/Call INR @  61.60, 8/4/14

 3,068

 100,000

 Put USD/Call INR @ 62.20, 12/19/14

 3,430

 160,000

 Put USD/Call TRY @  2.17, 1/13/15

 4,232

 110,000

 Put USD/Call TRY @  2.17, 1/7/15

 2,715

 TOTAL PURCHASED PUT OPTIONS

 (Cost $9,587)

 $

 18,599

 INTEREST RATE SWAPTIONS - 1.1%

 2820000

 Options to receive fixed rate 0.57% and pay EURIBOR EUR 6 months, Morgan

 Stanley Capital Services LLC, 5/8/14

 $

 13,574

 JPY

 58,600,000

 Options to receive fixed rate 1.62% and pay LIBOR JPY 6 month, Morgan

 Stanley Capital Services LLC, 6/1/15

 16,060

 1,960,000

 Options to receive fixed rate 1.94% and pay LIBOR USD 3 month, Morgan

 Stanley Capital Services LLC, 8/4/14

 3,988

 1,960,000

 Options to receive fixed rate 1.94% and pay LIBOR USD 3 month, Morgan

 Stanley Capital Services LLC, 8/4/14

 25,954

 1,950,000

 Options to receive fixed rate 4.18% and pay LIBOR USD 3 month, Morgan

 Stanley Capital Services LLC, 4/2/19

 157,506

 TOTAL INTEREST RATE SWAPTIONS

 (Cost $255,536)

 $

 217,082

 TOTAL INVESTMENT IN SECURITIES - 95.4%

 (Cost $18,747,390) (a)

 $

 18,905,854

 WRITTEN CALL OPTIONS — (0.0)%†

 NOK

 (1,000,000)

 Call NOK/Put SEK @  1.09, 7/23/14

 $

 (4,275)

 (160,000)

 Call USD/Put JPY @ 106.00, 6/4/14

                                      -

 (150,000)

 Call USD/Put JPY @  107.50, 11/16/14

 (489)

 (110,000)

 Call USD/Put TRY @  3.03, 1/7/15

 (221)

 WRITTEN PUT OPTIONS

 (Premiums paid $3,996)

 $

 (4,985)

 WRITTEN PUT OPTIONS — (0.0)%†

 NOK

 (1,000,000)

 Put NOK/Call SEK @  1.04, 7/23/14

 $

 (11)

 (160,000)

 Put USD/Call JPY @  96.50, 6/4/14

                                      -

 (150,000)

 Put USD/Call JPY @  98.00, 11/16/14

 (1,145)

 TOTAL WRITTEN PUT OPTIONS

 (Premiums paid $3,390)

 $

 (1,156)

 OTHER ASSETS & LIABILITIES - 4.6%

 $

 912,301

 TOTAL NET ASSETS - 100.0%

 $

 19,812,014

 +

 Amount rounds to less than 0.1%.

 NR

 Not rated by either S&P or Moody's.

 (a)

 At May 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $18,747,390 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 196,918

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (38,454)

 Net unrealized appreciation

 $

 158,464

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 (c)

 Security issued with a zero coupon.  Income is earned through accrection of discount.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 GBP

 British Pound Sterling

 JPY

 Japanese Yen

 NOK

 Norwegian Krone

 CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

 EURO

                 (250,000)

 Morgan Stanley Capital Services LLC

 Chartered Bank

 1.00%

 3/20/19

  $                 (1,836)

  $               6,431

 EURO

                 (250,000)

 Credit Suisse International

 Carrefour SA

 1.00%

 3/20/19

                      1,904

                   3,189

 EURO

                 (500,000)

 Morgan Stanley Capital Services LLC

 Volkswagon International Finance NV

 1.00%

 3/20/19

                     12,238

                 (3,753)

 EURO

                 (375,000)

 Morgan Stanley Capital Services LLC

 ITRAXX Europe Main Series 20 5 Year

 1.00%

 12/20/18

                           -

                 (3,055)

 EURO

                 (250,000)

 Deutsche Bank AG

 ITRAXX

 1.00%

 6/20/19

                           -

                   2,003

 EURO

                 (500,000)

 Deutsche Bank AG

 ITRAXX

 1.00%

 6/20/19

                           -

                   1,551

              (1,050,000)

 Deutsche Bank AG

 CDX.NA.IG.21

 1.00%

 12/20/18

                     20,428

                   3,234

  $                 32,733

  $               9,600

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

 EURO

                  250,000

 Morgan Stanley Capital Services LLC

 The Royal Bank of Scotland plc

 1.00%

 3/20/19

  $                   1,479

  $               5,928

 EURO

                  250,000

 Credit Suisse International

 Casino Guichard Perrachon SA

 1.00%

 3/20/19

                      1,955

                   5,838

 EURO

                  250,000

 Morgan Stanley Capital Services LLC

 Volvo Treasury AB

 1.00%

 3/20/19

                         760

                   5,276

 EURO

                  250,000

 Credit Suisse International

 RWE AG

 1.00%

 3/20/19

                     (2,148)

                   3,891

 EURO

                  750,000

 Credit Suisse International

 ITRAXX Europe Main Series 20 5 Year

 1.00%

 12/20/18

                           -

                   5,454

 EURO

                  250,000

 Credit Suisse International

 RWE AG

 1.00%

 6/20/19

                       (542)

                   5,364

 EURO

                  250,000

 Credit Suisse International

 Electrolux AB

 1.00%

 6/20/19

                     (1,224)

                   3,643

 EURO

                  250,000

 Morgan Stanley Capital Services LLC

 Pearson plc

 1.00%

 6/20/19

                     (3,491)

                     705

  $                 (3,211)

  $             36,099

                                     (1)

 The notional amount is the maximum amount that a seller of credit protection would be  obligated to pay upon occurrence of a credit event.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 INTEREST RATE SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay/Receive

 Floating Rate

 Annual Fixed Rate

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

 AUD

                  830,900

 Morgan Stanley Capital Services LLC

 Pay

 AUD BBSW 3 MONTHS

 3.21%

 4/4/17

  $               5,692

 CHF

                1,140,000

 Deutsche Bank AG

 Receive

 CHF LIBOR 6 MONTHS

 2.12%

 7/9/23

                   9,116

 CNY

              12,000,000

 Credit Suisse International

 Receive

 CHINA FIXING REPO

 RATES 7 DAYS

 4.78%

 2/17/16

               (58,377)

 CNY

                5,200,000

 Credit Suisse International

 Pay

 CHINA FIXING REPO

 RATES 7 DAYS

 4.91%

 2/17/19

               (25,297)

 CNY

                4,100,000

 Morgan Stanley Capital Services LLC

 Receive

 CHINA FIXING REPO

 RATES 7 DAYS

 4.24%

 3/21/16

                 (2,144)

 CNY

                1,700,000

 Morgan Stanley Capital Services LLC

 Pay

 CHINA FIXING REPO

 RATES 7 DAYS

 4.48%

 3/21/19

                    (889)

 CNY

                1,650,000

 Morgan Stanley Capital Services LLC

 Receive

 CHINA FIXING REPO

 RATES 7 DAYS

 4.12%

 4/29/19

                     215

 CNY

                1,650,000

 Morgan Stanley Capital Services LLC

 Receive

 CHINA FIXING REPO

 RATES 7 DAYS

 4.11%

 4/30/19

                     428

 CNY

                1,600,000

 Morgan Stanley Capital Services LLC

 Receive

 CHINA FIXING REPO

 RATES 7 DAYS

 4.06%

 5/5/19

                     415

 CNY

                1,613,000

 Morgan Stanley Capital Services LLC

 Receive

 CHINA FIXING REPO

 RATES 7 DAYS

 4.11%

 4/28/19

                     237

 CNY

                1,500,000

 Morgan Stanley Capital Services LLC

 Receive

 CHINA FIXING REPO

 RATES 7 DAYS

 3.63%

 5/6/16

                     (90)

 EURO

                1,930,000

 Deutsche Bank AG

 Pay

 EURIBOR 6 MD 360

 2.70%

 7/9/23

                 21,520

 EURO

                  372,500

 Morgan Stanley & Co International Plc

 Receive

 EURIBOR 6 MD 360

 1.00%

 2/7/19

                   4,302

 EURO

                1,620,000

 Deutsche Bank AG

 Pay

 EURIBOR 6 MD 360

 2.72%

 8/7/23

                   5,022

 EURO

                1,280,000

 Deutsche Bank AG

 Receive

 EURIBOR 6 MD 360

 1.90%

 2/11/24

                   3,072

 EURO

                  360,000

 Deutsche Bank AG

 Pay

 EURIBOR 6 MD 360

 2.55%

 2/11/54

                     864

 EURO

                1,805,000

 Credit Suisse International

 Receive

 EURIBOR 6 MD 360

 1.06%

 3/3/18

               (14,981)

 EURO

                  184,000

 Credit Suisse International

 Receive

 EURIBOR 6 MD 360

 0.94%

 3/3/19

                 (1,527)

 EURO

                1,480,000

 Morgan Stanley Capital Services LLC

 Pay

 EURIBOR 6 MD 360

 1.78%

 4/4/20

               (10,730)

 EURO

                1,000,000

 Morgan Stanley Capital Services LLC

 Receive

 EURIBOR 6 MD 360

 1.07%

 5/12/18

               (23,000)

 GBP

                1,250,000

 Credit Suisse International

 Receive

 GBP LIBOR 6 MONTHS

 1.58%

 8/7/17

                 57,312

 GBP

                  830,000

 Credit Suisse International

 Receive

 GBP LIBOR 6 MONTHS

 3.41%

 8/7/22

                 38,056

 GBP

                1,440,000

 Deutsche Bank AG

 Receive

 GBP LIBOR 6 MONTHS

 3.70%

 8/7/23

                 60,696

 GBP

                  627,000

 Morgan Stanley Capital Services LLC

 Pay

 GBP LIBOR 6 MONTHS

 1.96%

 3/13/19

                   5,486

 HKD

                5,520,000

 Morgan Stanley Capital Services LLC

 Pay

 HKD HIBOR 3 MONTHS

 3.96%

 2/12/24

                     308

 INR

              84,000,000

 Morgan Stanley Capital Services LLC

 Receive

 NSE INTERBANK

 OFFER RATE

 8.33%

 3/19/16

                 44,581

 INR

              37,000,000

 Morgan Stanley Capital Services LLC

 Pay

 NSE INTERBANK

 OFFER RATE

 8.49%

 3/19/19

                 19,637

 INR

              84,000,000

 Morgan Stanley Capital Services LLC

 Receive

 NSE INTERBANK

 OFFER RATE

 8.33%

 3/20/16

                 40,973

 INR

              38,000,000

 Morgan Stanley Capital Services LLC

 Pay

 NSE INTERBANK

 OFFER RATE

 8.50%

 3/20/19

                 18,535

 JPY

              54,800,000

 Deutsche Bank AG

 Receive

 JPY LIBOR 6 MONTHS

 2.46%

 2/14/34

                   4,934

 JPY

              67,700,000

 Deutsche Bank AG

 Receive

 JPY LIBOR 6 MONTHS

 2.41%

 2/14/44

                   6,095

 JPY

            251,700,000

 Morgan Stanley Capital Services LLC

 Pay

 JPY LIBOR 6 MONTHS

 0.30%

 3/3/18

                 10,539

 JPY

            175,000,000

 Morgan Stanley Capital Services LLC

 Receive

 JPY LIBOR 6 MONTHS

 0.33%

 5/12/18

                 (1,100)

 MYR

                5,700,000

 Morgan Stanley Capital Services LLC

 Receive

 MALAYSIAN 3

 MONTH FIXING RATE

 3.42%

 2/12/15

                 57,071

 MYR

                5,700,000

 Morgan Stanley Capital Services LLC

 Receive

 MALAYSIAN 3

 MONTH FIXING RATE

 3.42%

 2/14/15

                 49,293

 MYR

                5,700,000

 Morgan Stanley Capital Services LLC

 Receive

 MALAYSIAN 3

 MONTH FIXING RATE

 3.43%

 2/18/15

                 47,468

 NZD

                1,997,000

 Morgan Stanley Capital Services LLC

 Pay

 NZD 3 MONTHS

 BANK BILL RATE

 4.17%

 8/6/16

               (31,752)

 NZD

                  850,000

 Morgan Stanley Capital Services LLC

 Receive

 NZD 3 MONTHS

 BANK BILL RATE

 4.59%

 8/6/19

               (13,642)

                1,380,000

 Deutsche Bank AG

 Receive

 USD LIBOR 3 MONTHS

 3.98%

 7/9/23

                 28,909

                1,015,000

 Morgan Stanley Capital Services LLC

 Pay

 USD LIBOR 3 MONTHS

 1.59%

 2/7/19

                 (4,190)

                  960,000

 Deutsche Bank AG

 Receive

 USD LIBOR 3 MONTHS

 4.30%

 5/1/28

                 44,309

                  810,000

 Morgan Stanley Capital Services LLC

 Receive

 USD LIBOR 3 MONTHS

 4.26%

 2/14/24

                 22,170

                  508,000

 Credit Suisse International

 Pay

 USD LIBOR 3 MONTHS

 1.57%

 3/3/19

                 (1,145)

                3,180,000

 Morgan Stanley Capital Services LLC

 Pay

 USD LIBOR 3 MONTHS

 0.73%

 7/1/16

               (11,538)

                1,590,000

 Morgan Stanley Capital Services LLC

 Receive

 USD LIBOR 3 MONTHS

 2.83%

 7/1/19

                 19,073

                  850,000

 Morgan Stanley Capital Services LLC

 Pay

 USD LIBOR 3 MONTHS

 4.03%

 7/1/24

               (12,071)

                1,350,000

 Morgan Stanley Capital Services LLC

 Receive

 USD LIBOR 3 MONTHS

 2.76%

 4/4/19

                 19,807

                4,800,000

 Morgan Stanley Capital Services LLC

 Pay

 USD LIBOR 3 MONTHS

 1.53%

 8/31/18

               (30,310)

                  294,000

 Morgan Stanley Capital Services LLC

 Pay

 USD LIBOR 3 MONTHS

 1.88%

 8/6/19

                 (2,485)

                  294,000

 Morgan Stanley Capital Services LLC

 Pay

 USD LIBOR 3 MONTHS

 1.75%

 8/6/19

                    (721)

  $           400,146

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 CHF

 Swiss Franc

 CNY

 New Chinese Yuan

 EURO

 Euro

 GBP

 British Pound Sterling

 HKD

 Hong Kong Dollar

 INR

 Indian Rupee

 JPY

 Japanese Yen

 MYR

 Malaysian Ringgit

 NZD

 New Zealand Dollar

 INFLATION RATE SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay / Receive

 Index

 Annual Fixed Rate

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

 GBP

                  367,500

  Morgan Stanley & Co International Plc

  Receive

 EUCPI

 1.238

 2/7/2019

  $               4,245

 EURO

                  181,000

  Morgan Stanley & Co International Plc

  Receive

 EUCPI

 1.21

 3/3/2019

                 (1,502)

                  994,250

 Credit Suisse International

  Pay

 USCPI

 2.145

 2/7/2019

                 (4,132)

                  498,000

 Credit Suisse International

  Receive

 USCPI

 1375

 3/3/2019

                 (2,031)

                  675,000

  Morgan Stanley & Co International Plc

  Receive

 USCPI

 2.14

 4/23/2019

                   2,786

                  337,500

  Morgan Stanley & Co International Plc

  Receive

 USCPI

 2.14

 5/2/2019

                   1,436

                  337,500

  Morgan Stanley & Co International Plc

  Receive

 USCPI

 2.15

 5/13/2019

                   1,153

                  325,000

  Morgan Stanley & Co International Plc

  Receive

 USCPI

 2.12

 5/15/2019

                   1,499

  $               3,454

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 GBP

 British Pound Sterling

 EUCPI

 Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

 USCPI

 United States Consumer Price Index

 INTEREST RATE SWAPTION WRITTEN

 Notional Principal ($)

 Description

 Counterparty

 Expiration Date

 Value

              (7,600,000)

 Options to receive fixed rate 4.63% and pay LIBOR USD 3 month

 Morgan Stanley

 Capital Services LLC

  4/2/19

                 (148,498)

 (Premiums paid $200,002)

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets:

 Level 1

 Level 2

  Level 3

 Total

 U.S. Government and Agency Obligations

  $                                    -

  $       13,637,129

  $                         -

  $       13,637,129

 Foreign Government Bonds

                                        -

            5,020,878

                           -

             5,020,878

 Purchased Put Options

                                        -

                12,166

                           -

                 12,166

 Purchased Call Option

                                        -

                18,599

                           -

                 18,599

 Interest Rate Swaptions

                                        -

               217,082

                           -

               217,082

 Total

  $                                    -

  $       18,905,854

  $                       -

  $       18,905,854

 Other Financial Instruments

 Net unrealized appreciation on futures contracts

  $                                  -

  $           (55,599)

  $                       -

  $            (55,599)

 Net unrealized appreciation on forward foreign currency contracts

                                      -

                50,708

                           -

                 50,708

 Net unrealized appreciation on credit default swaps

                                      -

                45,699

                           -

                 45,699

 Net unrealized appreciation on interest rate swaps

                                      -

               400,146

                           -

               400,146

 Net unrealized appreciation on inflation rate swaps

                                      -

                  3,454

                           -

                   3,454

 Net unrealized appreciation on written put options

                                      -

                 (4,985)

                           -

                 (4,985)

 Net unrealized appreciation on written call options

                                      -

                 (1,156)

                           -

                 (1,156)

 Total Other Financial Instruments

  $                                  -

  $           438,267

  $                       -

  $           438,267

 During the period ended May 31, 2014, there were

 no transters between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust V By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date July 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date July 30, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date July 30, 2014 * Print the name and title of each signing officer under his or her signature.